Document and Entity Information	May 11, 2022
Cover [Abstract]
Entity Incorporation, State or Country Code	DE
Title of 12(b) Security	Common stock, par value $0.01 per share
Security Exchange Name	NASDAQ
Entity Tax Identification Number	95-2636730
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80203
City Area Code	303
Local Phone Number	860-5800
Written Communications	false
Entity Registrant Name	PDC Energy, Inc.
Entity Address, Address Line One	1775 Sherman Street
Entity Address, Address Line Two	Suite 3000
Entity Address, City or Town	Denver
Entity Central Index Key	0000077877
Trading Symbol	PDCE
Document Type	8-K
Document Period End Date	May 11, 2022
Entity File Number	001-37419
Amendment Flag	false
Entity Emerging Growth Company	false
Written Communications	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 11, 2022